Income Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Tax Credit Carryforward [Line Items]
Valuation allowance on operating loss carryforward	$ 2.0
Related tax deduction on operating loss and tax credit carryforwards	2.7
Deferred tax asset on operating loss and tax credit carryforwards	3.7
Valuation allowance on operating loss and tax credit carryforwards	3.3
State [Member]
Tax Credit Carryforward [Line Items]
Related tax deduction on operating loss carryforward	2.7
Related tax deduction on tax credit carryforward	0.0
Deferred tax asset related to an operating loss carryforward	0.1
Deferred tax assets related to tax carryforwards	0.3
Valuation Allowance on Tax Credit Carryforward	0.0
Valuation allowance on operating loss carryforward	$ 0.0
Expiration Date on Tax Credit Carryforward	Apr. 30, 2022
Federal [Member]
Tax Credit Carryforward [Line Items]
Related tax deduction on operating loss carryforward	$ 0.0
Deferred tax asset related to an operating loss carryforward	3.3
Valuation allowance on operating loss carryforward	$ 3.3	$ 4.2
Expiration Date on Operating Loss Carryforwards	Apr. 30, 2021
Minimum [Member] | State [Member]
Tax Credit Carryforward [Line Items]
Expiration Date on Operating Loss Carryforwards	Apr. 30, 2021
Maximum [Member] | State [Member]
Tax Credit Carryforward [Line Items]
Expiration Date on Operating Loss Carryforwards	Apr. 30, 2036